Schedule of Investments (unaudited)	iShares® MSCI Qatar ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.7%
Gulf Warehousing Co.	585,663	$551,101

Banks — 52.6%
Commercial Bank PSQC (The)	3,121,859	3,323,040
Doha Bank QPSC	2,668,804	1,005,086
Dukhan Bank	2,079,611	2,021,361
Lesha Bank LLC(a)	1,392,737	495,884
Masraf Al Rayan QSC	5,228,294	3,309,409
Qatar International Islamic Bank QSC	1,153,815	3,174,882
Qatar Islamic Bank SAQ	1,971,384	9,338,995
Qatar National Bank QPSC	4,677,153	17,366,190
		40,034,847
Chemicals — 3.8%
Mesaieed Petrochemical Holding Co.	6,034,745	2,868,197

Construction & Engineering — 0.6%
Estithmar Holding QPSC(a)	915,699	489,306

Construction Materials — 1.3%
Qatar National Cement Co. QSC	608,019	586,318
Qatari Investors Group QSC	969,837	407,613
		993,931
Consumer Staples Distribution & Retail — 0.8%
Al Meera Consumer Goods Co. QSC	179,693	645,792

Diversified Telecommunication Services — 3.4%
Ooredoo QPSC	995,295	2,568,355

Energy Equipment & Services — 1.5%
Gulf International Services QSC	1,300,968	1,129,080

Financial Services — 0.5%
Salam International Investment Ltd. QSC	2,156,478	383,356

Food Products — 0.7%
Baladna	1,393,372	498,848

Health Care Providers & Services — 0.6%
Medicare Group	413,621	450,942

Industrial Conglomerates — 8.2%
Aamal Co.(a)	3,365,187	700,715
Industries Qatar QSC	1,640,387	5,205,505
Mannai Corp. QSC	309,706	337,708
		6,243,928
Insurance — 1.9%
Qatar Insurance Co. SAQ	2,583,557	1,480,691

Security	Shares	Value

IT Services — 0.1%
Meeza QSTP LLC, NVS	102,232	$99,677

Marine Transportation — 4.3%
Qatar Navigation QSC	1,101,084	3,262,382

Metals & Mining — 1.8%
Qatar Aluminum Manufacturing Co.	3,681,695	1,363,387

Multi-Utilities — 3.0%
Qatar Electricity & Water Co. QSC	554,360	2,283,769

Oil, Gas & Consumable Fuels — 7.9%
Qatar Fuel QSC	718,471	2,651,075
Qatar Gas Transport Co. Ltd.	3,068,620	3,357,956
		6,009,031
Real Estate Management & Development — 4.9%
Barwa Real Estate Co.	2,699,648	2,093,941
Ezdan Holding Group QSC(a)	2,539,487	547,595
Mazaya Real Estate Development QPSC	1,827,869	325,350
United Development Co. QSC	2,455,773	780,341
		3,747,227
Wireless Telecommunication Services — 1.5%
Vodafone Qatar QSC	2,418,985	1,112,902

Total Long-Term Investments — 100.1%
(Cost: $70,909,143)		76,216,749

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	40,000	40,000

Total Short-Term Securities — 0.0%
(Cost: $40,000)		40,000

Total Investments — 100.1%
(Cost: $70,949,143)		76,256,749

Liabilities in Excess of Other Assets — (0.1)%		(80,893)

Net Assets — 100.0%		$76,175,856

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$40,000	(a)	$—	$—	$—	$40,000	40,000	$3,750	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Qatar ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$19,483,142	$56,733,607	$—	$76,216,749
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$19,523,142	$56,733,607	$—	$76,256,749

NVS	Non-Voting Shares

2